Share-Based Compensation (Changes In Share Options Awards) (Details) (GBP £) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at the beginning of the year Weighted Average Exercise Price	£ 7.85	£ 13.85	£ 14.99
Forfeited during the period Weighted Average Exercise Price	£ 14.80	£ 19.70	£ 21.90
Exercised during the period Weighted Average Exercise Price	£ 8.08	£ 8.33	£ 6.70
Outstanding at the end of the year Weighted Average Exercise Price	£ 7.31	£ 7.85	£ 13.85
Exercisable at the end of the period Weighted Average Exercise Price	£ 7.31	£ 7.85	£ 13.85
Stock Options [Member]
Outstanding at the beginning of the year	4.5	10.7	16.4
Forfeited during the period	(0.2)	(5.3)	(3.9)
Exercised during the year	(1.7)	(0.9)	(1.8)
Outstanding at the end of the year	2.6	4.5	10.7
Exercisable at the end of the period	2.6	4.5	10.7